Schedule of Investments
May 31, 2020 (unaudited)
Archer Dividend Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.74%

Canned, Fruits, Veg & Preserves, Jam & Jellies - 2.62%
J.M. Smucker Co.	3,900	444,327

Computer & Office Equipment - 2.13%
International Business Machines Corp.	2,900	362,210

Computer Storage Devices - 2.19%
Seagate Technology, Plc. (Ireland)	7,000	371,280

Converted Paper & Paperboard Products (No container/Boxes) - 2.42%
Kimberly Clark Corp.	2,900	410,176

Crude Petroleum & Natural Gas - 1.82%
Total S.A.	8,200	308,156

Electric & Other Services Combined - 4.25%
Duke Energy Corp.	4,300	368,209
Exelon Corp.	9,200	352,452

		720,661

Insurance Agents Brokers & Services - 2.44%
Arthur J. Gallagher & Co.	4,400	414,832

Electric Services - 7.05%
American Electric Power Co., Inc.	4,500	383,625
Dominion Energy, Inc.	4,900	416,549
Entergy Corp.	3,900	397,098

		1,197,272

Finance Services - 2.10%
Hercules Capital, Inc.	32,000	356,480

Guided Missiles & Space Vehicles & Parts - 2.29%
Lockheed Martin Corp.	1,000	388,440

Hardware - 2.90%
Cisco Systems, Inc.	10,300	492,546

Investment Advice - 1.50%
Lazard Ltd. Class-A Bermuda)	9,500	255,170

Misc Industrial & Commercial Machinery & Equipment - 2.15%
Eaton Corp., Plc. (Ireland)	4,300	365,070

National Commercial Banks - 6.67%
Peoples Bancorp, Inc.	11,500	258,405
Regions Financial Corp. (2)	41,000	463,710
Wells Fargo & Co.	15,500	410,285

		1,132,400

Natural Gas Transmission - 1.86%
Kinder Morgan, Inc.	20,000	316,000

Natural Gas Transmission & Distribution - 2.96%
ONEOK, Inc.	13,700	502,653

Petroleum Refining - 7.41%
Chevron Corp.	5,000	458,500
Exxon Mobil Corp.	11,000	500,170
Phillips 66	7,100	299,478

		1,258,148

Pharmaceutical Preparations - 12.81%
AbbVie, Inc.	6,350	588,454
Bristol Myers Squibb Co.	5,225	312,037
GlaxoSmithKline, Plc.	8,100	339,552
Merck & Co., Inc.	5,100	411,672
Pfizer, Inc.	13,700	523,203

		2,174,918

Plastics Products, Nec - 1.36%
Newell Brands, Inc.	17,500	230,125

Real Estate Investment Trusts - 10.34%
Crown Castle International Corp.	2,700	464,832
Digital Realty Trust, Inc.	3,400	488,104
Iron Mountain, Inc.	16,500	425,040
W.P. Carey, Inc.	6,300	377,433

		1,755,409

Retail-Drug Stores & Proprietary Stores - 2.47%
CVS Health Corp.	6,400	419,648

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.07%
Garmin, Ltd.	3,900	351,663

Semiconductors & Related Devices - 2.78%
Intel Corp.	7,500	471,975

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.25%
Procter & Gamble Co.	3,300	382,536

Telephone Communications (No Radio Telephone) - 6.45%
AT&T, Inc.	11,600	357,976
BCE, Inc.	7,400	306,878
Verizon Communications, Inc.	7,500	430,350

		1,095,204

Trucking & Courier Services (No Air) - 2.44%
United Parcel Services, Inc.	4,150	413,797

Total Common Stock	(Cost $ 15,590,512)	16,591,096

Money Market Registered Investment Companies - 1.89%

Federated Treasury Obligation Fund - Institutional Shares 1.48% (3)	321,005	321,005

Total Money Market Registered Investment Companies	(Cost $ 321,005)	321,005

Total Investments - 99.63%	(Cost $ 15,911,517)	16,912,101

Other Assets less Liabilities - .37%		63,308

Total Net Assets - 100.00%		16,975,409

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$16,912,101	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,912,101	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2020.